Restricted Cash and Deposits (Details)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Restricted Cash and Deposits [Abstract]
Security for decommissioning obligations	$ 2,569,000		$ 6,305,000	$ 6,507,000
Security for remediation services agreement	0	$ 398,000		499,000
Other	156,000			86,000
Restricted cash and deposits	2,725,000			7,092,000
Less: Current portion	0			499,000	$ 0
Non-current restricted cash and cash equivalents	$ 2,725,000			$ 6,593,000	$ 6,948,000